CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
CASH FLOW INFORMATION
Schedule of movement in net debt

Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Movements in net debt for the year ended 31 December 2024, 2023 and 2022 is as follows;

2024	Lease liabilities	Bank borrowings	Total

1 January	399,053	268,949	668,002

Increase in lease liabilities	1,013,161	—	1,013,161
Cash inflows	—	5,223,438	5,223,438
Cash outflows	(471,348)	(3,791,221)	(4,262,569)
Other non-cash movements (*)	212,681	285,392	498,073
Monetary gain	(160,778)	(303,872)	(464,650)
31 December	992,769	1,682,686	2,675,455

Less: cash and cash equivalents			(6,750,179)

Net debt			(4,074,724)

2023	Lease liabilities	Bank borrowings	Total

1 January	624,162	57,030	681,192

Increase in lease liabilities	359,339	—	359,339
Cash inflows	—	833,554	833,554
Cash outflows	(443,929)	(548,283)	(992,212)
Other non-cash movements(*)	111,201	14,349	125,550
Monetary gain	(251,720)	(87,701)	(339,421)
31 December	399,053	268,949	668,002

Less: cash and cash equivalents			(7,940,833)

Net debt			(7,272,831)

2022	Lease liabilities	Bank borrowings	Total

1 January	825,548	754,949	1,580,497

Increase in lease liabilities	508,079	—	508,079
Cash inflows	—	2,247,402	2,247,402
Cash outflows	(477,816)	(2,779,430)	(3,257,246)
Other non-cash movements(*)	185,336	55,404	240,740
Monetary gain	(416,985)	(221,295)	(638,280)
31 December	624,162	57,030	681,192

Less: cash and cash equivalents			(12,527,681)

Net debt			(11,846,489)
(*)	Other non-cash movements mainly consist of interest accruals.